Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash provided by (used in) Operating activities:
Net loss for the year	$ 278,290	$ 114,242
Non-cash Items
Amortization	4,072	$ 1,398
Stock-based compensation	90,932
Changes in non-cash working capital:
Decrease in accounts receivable	9,116	$ 57,058
(Increase) Decrease in other current assets	(54,563)	4,475
Decrease in accounts payable and accrued liabilities	(67,800)	(96,083)
Increase (Decrease) in other current liabilities	2,742	(12,358)
Total cash used in operating activities	(293,791)	(159,752)
Investing activities
Acquisition of fixed assets	(58,273)	$ (145)
Inventories	(26,244)
Construction in progress	(13,411)
Growing crops	(137,575)
Total cash used in investing activities	$ (235,503)	$ (145)
Financing activities
Repayment to shareholders		(62,297)
Proceeds from share issuance	$ 110,000	1,050,000
Total cash provided by financing activities	110,000	987,703
Increase (decrease) in cash	(419,294)	827,806
Effect of exchange rate changes on balance of cash held in foreign currencies	(58,488)	(17,757)
Cash, beginning of the year	1,236,137	426,088
Cash, end of the year	$ 758,355	$ 1,236,137
Supplemental information on cash flows
Income taxes paid
Interest paid